SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	As of December 31,
	2022	2023
	RMB	RMB
Convertible bonds:	34,316	36,586
Total:	34,316	36,586

Short-term investments included convertible bonds with maturities less than 1 year, which were classified as available-for-sales investments and measured at fair value. The Group recognized RMB1,240, RMB2,006 unrealized gains and RMB1,798 unrealized losses from these investments in 2021, 2022 and 2023.